SHORT-TERM BANK LOANS - Schedule of loans (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
SHORT-TERM BANK LOANS
Short-term bank loans	$ 10,760,200	¥ 73,000,000	$ 10,431,850
Bank loan with effective interest rate 2.80% with expiration date August 7, 2026
SHORT-TERM BANK LOANS
Annual interest rate	2.80%	2.80%
Short-term bank loans	$ 1,474,000	¥ 10,000,000
Bank loan with effective interest rate 3.00% with expiration date December 11, 2026
SHORT-TERM BANK LOANS
Annual interest rate	3.00%	3.00%
Short-term bank loans	$ 1,179,200	¥ 8,000,000
Bank loan with effective interest rate 2.70% with expiration date September 29, 2026
SHORT-TERM BANK LOANS
Annual interest rate	2.70%	2.70%	2.70%	2.70%
Short-term bank loans	$ 737,000	¥ 5,000,000	$ 715,000	¥ 5,000,000
Bank loan with effective interest rate 3.00% with expiration date December 22, 2026
SHORT-TERM BANK LOANS
Annual interest rate	3.00%	3.00%	3.00%	3.00%
Short-term bank loans	$ 737,000	¥ 5,000,000	$ 715,000	¥ 5,000,000
Bank loan with effective interest rate 2.70% with expiration date December 31, 2026
SHORT-TERM BANK LOANS
Annual interest rate	2.70%	2.70%
Short-term bank loans	$ 1,474,000	¥ 10,000,000
Bank loan with effective interest rate 2.71% with expiration date March 25, 2027
SHORT-TERM BANK LOANS
Annual interest rate	2.71%	2.71%
Short-term bank loans	$ 1,474,000	¥ 10,000,000
Bank loan with effective interest rate 2.70% with expiration date March 24, 2027
SHORT-TERM BANK LOANS
Annual interest rate	2.70%	2.70%
Short-term bank loans	$ 589,600	¥ 4,000,000
Bank loan with effective interest rate 2.70% with expiration date March 25, 2027
SHORT-TERM BANK LOANS
Annual interest rate	2.70%	2.70%
Short-term bank loans	$ 147,400	¥ 1,000,000
Bank loan with effective interest rate 2.70% with expiration date March 22, 2027
SHORT-TERM BANK LOANS
Annual interest rate	2.70%	2.70%
Short-term bank loans	$ 884,400	¥ 6,000,000
Bank loan with effective interest rate 2.70% with expiration date May 26, 2027
SHORT-TERM BANK LOANS
Annual interest rate	2.70%	2.70%
Short-term bank loans	$ 589,600	¥ 4,000,000
Bank loan with effective interest rate 2.80% with expiration date November 20, 2026
SHORT-TERM BANK LOANS
Annual interest rate	2.80%	2.80%
Short-term bank loans	$ 1,474,000	¥ 10,000,000
Bank loan with effective interest rate 2.80% with expiration date August 7, 2026
SHORT-TERM BANK LOANS
Annual interest rate			2.80%	2.80%
Short-term bank loans			$ 1,430,000	¥ 10,000,000
Bank loan with effective interest rate 3.50% with expiration date February 25, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.50%	3.50%
Short-term bank loans			$ 715,000	¥ 5,000,000
Bank loan with effective interest rate 3.00% with expiration date June 14, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.00%	3.00%
Short-term bank loans			$ 1,144,000	¥ 8,000,000
Bank loan with effective interest rate 3.00% with expiration date March 24, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.00%	3.00%
Short-term bank loans			$ 715,000	¥ 5,000,000
Bank loan with effective interest rate 3.60% with expiration date February 5, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.60%	3.60%
Short-term bank loans			$ 707,850	¥ 4,950,000
Bank loan with effective interest rate 3.01% with expiration date March 13, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.01%	3.01%
Short-term bank loans			$ 1,430,000	¥ 10,000,000
Bank loan with effective interest rate 3.50% with expiration date March 24, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.50%	3.50%
Short-term bank loans			$ 858,000	¥ 6,000,000
Bank loan with effective interest rate 3.50% with expiration date May 14, 2026
SHORT-TERM BANK LOANS
Annual interest rate			3.50%	3.50%
Short-term bank loans			$ 572,000	¥ 4,000,000
Bank loan with effective interest rate 2.80% with expiration date May 20, 2026
SHORT-TERM BANK LOANS
Annual interest rate			2.80%	2.80%
Short-term bank loans			$ 1,430,000	¥ 10,000,000
Bank loan with effective interest rate 4.15% with expiration date March 27, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 10,431,850	¥ 72,950,000